Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Capital commitments [abstract]
Summary of Capital Commitments	The Company had the following capital commitments at the end of the year:

	2022	2021	2020
	US$’000	US$’000	US$’000
Construction in progress	22,706	25,897	33,637